Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000017158 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017158 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000017158 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000017158 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017158 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000017158 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000017158 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017158 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000017158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000017158 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000017158 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000017158 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000017158 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000017158 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000017158 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017158 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000017158 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000017158 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000017158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.46%
C000017158 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000190645 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000190645 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000190645 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000190645 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190645 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000190645 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000190645 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000190645 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190645 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000190645 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000190645 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000190645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000190645 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000190645 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000190645 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000190645 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000190645 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000190645 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000190645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.46%
C000190645 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000246484 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000246484 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246484 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000246484 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000246484 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000246484 [Member] | Daikin Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000246484 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000246484 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000246484 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000246484 [Member] | Barclays [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000246484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000246484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.18%	[1]
C000246484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[1]
C000246484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[1]
C000246484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[1]
C000246484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[1]
C000246484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[1]
C000246484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1]
C000246484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%	[1]
C000246484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
C000246484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
C000246484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000246484 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000246484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000246484 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000246484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000246484 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000246484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000246484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000246484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000017159 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017159 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017159 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000017159 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000017159 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000017159 [Member] | Daikin Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000017159 [Member] | SMC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017159 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017159 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017159 [Member] | Barclays [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000017159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000017159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.18%	[2]
C000017159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[2]
C000017159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[2]
C000017159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[2]
C000017159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%	[2]
C000017159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[2]
C000017159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[2]
C000017159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.83%	[2]
C000017159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[2]
C000017159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[2]
C000017159 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000017159 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000017159 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000017159 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000017159 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000017159 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000017159 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000017159 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017159 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000017159 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000017162 [Member] | SPX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017162 [Member] | Novanta [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017162 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017162 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017162 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000017162 [Member] | Snowflake Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017162 [Member] | Sterling Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000017162 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000017162 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000017162 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000017162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[3]
C000017162 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%	[3]
C000017162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[3]
C000017162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[3]
C000017162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%	[3]
C000017162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[3]
C000017162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.54%	[3]
C000017162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[3]
C000017162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[3]
C000190647 [Member] | SPX Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000190647 [Member] | Novanta [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000190647 [Member] | Edwards Lifesciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000190647 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000190647 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000190647 [Member] | Snowflake Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000190647 [Member] | Sterling Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000190647 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000190647 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000190647 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000190647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[4]
C000190647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%	[4]
C000190647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[4]
C000190647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[4]
C000190647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%	[4]
C000190647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[4]
C000190647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.54%	[4]
C000190647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[4]
C000190647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[4]
C000190648 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190648 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000190648 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000190648 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000190648 [Member] | Western Digital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000190648 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000190648 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000190648 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190648 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000190648 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000190648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[5]
C000190648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[5]
C000190648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%	[5]
C000190648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[5]
C000190648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.88%	[5]
C000017166 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017166 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000017166 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000017166 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000017166 [Member] | Western Digital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000017166 [Member] | Texas Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000017166 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000017166 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017166 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000017166 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000017166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[6]
C000017166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000017166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%	[6]
C000017166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[6]
C000017166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.88%	[6]
C000017167 [Member] | A10 Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000017167 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017167 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000017167 [Member] | Adaptive Biotechnologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017167 [Member] | Agilysys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017167 [Member] | Kontoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017167 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000017167 [Member] | DigitalOcean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000017167 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017167 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000017167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[7]
C000017167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%	[7]
C000017167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[7]
C000017167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[7]
C000017167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000017167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.71%	[7]
C000017167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[7]
C000017167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[7]
C000203521 [Member] | A10 Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000203521 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000203521 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000203521 [Member] | Adaptive Biotechnologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000203521 [Member] | Agilysys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000203521 [Member] | Kontoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000203521 [Member] | FirstCash Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000203521 [Member] | DigitalOcean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000203521 [Member] | PriceSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000203521 [Member] | Mirum Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000203521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000203521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[8]
C000203521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%	[8]
C000203521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[8]
C000203521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[8]
C000203521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000203521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.71%	[8]
C000203521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%	[8]
C000203521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[8]
C000017168 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017168 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017168 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000017168 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000017168 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000017168 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017168 [Member] | Astera Labs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017168 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000017168 [Member] | Ally Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000017168 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000017168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[9]
C000017168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%	[9]
C000017168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%	[9]
C000017168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[9]
C000017168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[9]
C000017168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[9]
C000017168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[9]
C000017168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[9]
C000017168 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.15%	[9]
C000017168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000017168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000017169 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000017169 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017169 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000017169 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017169 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000017169 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000017169 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017169 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017169 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000017169 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000017169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000017169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000017169 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017169 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000017169 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017169 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000017169 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000017169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.64%
C000017169 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017169 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000017170 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000017170 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000017170 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000017170 [Member] | Carrier Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000017170 [Member] | PPG Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000017170 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000017170 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017170 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017170 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017170 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[10]
C000017170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[10]
C000017170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.64%	[10]
C000017170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000017170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[10]
C000017170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%	[10]
C000017170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[10]
C000017170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.17%	[10]
C000017170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.23%	[10]
C000017170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
C000017170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[10]
C000017171 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000017171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000017171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000017171 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000017171 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000017171 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000017171 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000017171 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000017171 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000017171 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000017172 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000017172 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000017172 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000017172 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000017172 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000017172 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000017172 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017172 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017172 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000017172 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000017172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.84%	[11]
C000017172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[11]
C000017172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%	[11]
C000017172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[11]
C000017172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[11]
C000017172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%	[11]
C000017172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.38%	[11]
C000017172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[11]
C000017172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[11]
C000017174 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000017174 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000017174 [Member] | Core Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000017174 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017174 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000017174 [Member] | Ovintiv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000017174 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017174 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000017174 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000017174 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%	[12]
C000017174 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%	[12]
C000017174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[12]
C000017174 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[12]
C000017174 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[12]
C000017174 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[12]
C000017174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[12]
C000017174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%	[12]
C000017174 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%	[12]
C000017174 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[12]
C000017175 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000017175 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000017175 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017175 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000017175 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017175 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000017175 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000017175 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017175 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017175 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.85%	[13]
C000017175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%	[13]
C000017175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[13]
C000017175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[13]
C000017175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%	[13]
C000017175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[13]
C000017175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.27%	[13]
C000017175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[13]
C000017176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%	[14]
C000017176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[14]
C000017176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%	[14]
C000017176 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[14]
C000017176 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[14]
C000017176 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%	[14]
C000017176 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[14]
C000017176 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[14]
C000017176 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[14]
C000017176 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%	[14]
C000190649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%	[15]
C000190649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[15]
C000190649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%	[15]
C000190649 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[15]
C000190649 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[15]
C000190649 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%	[15]
C000190649 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[15]
C000190649 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[15]
C000190649 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[15]
C000190649 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%	[15]
C000017177 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017177 [Member] | Alimentation Couche Tard [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017177 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017177 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017177 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000017177 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017177 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017177 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000017177 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017177 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[16]
C000017177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%	[16]
C000017177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%	[16]
C000017177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[16]
C000017177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%	[16]
C000017177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[16]
C000017177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%	[16]
C000017177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.16%	[16]
C000017177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[16]
C000017177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[16]
C000017177 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017177 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000017177 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000017177 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017177 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017177 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017177 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.42%
C000017177 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017177 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000017177 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000032174 [Member] | Ovintiv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000032174 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000032174 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000032174 [Member] | TotalEnergies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000032174 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000032174 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000032174 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000032174 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000032174 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000032174 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000032174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%	[17]
C000032174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%	[17]
C000032174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%	[17]
C000032174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[17]
C000032174 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[17]
C000032174 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000032174 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[17]
C000032174 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[17]
C000032174 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[17]
C000190650 [Member] | Ovintiv [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000190650 [Member] | Canadian Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000190650 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000190650 [Member] | TotalEnergies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000190650 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000190650 [Member] | SLB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000190650 [Member] | BP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000190650 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000190650 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000190650 [Member] | Permian Resources Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000190650 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.68%	[18]
C000190650 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%	[18]
C000190650 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%	[18]
C000190650 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[18]
C000190650 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[18]
C000190650 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000190650 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[18]
C000190650 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[18]
C000190650 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[18]
C000057543 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
C000057543 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.93%
C000057543 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000057543 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000057543 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000057543 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000057543 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000057543 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000057543 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000057543 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000057543 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000057543 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000057543 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
C000057543 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.47%
C000057543 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.11%
C000057544 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%
C000057544 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%
C000057544 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000057544 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000057544 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
C000057544 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000057544 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000057544 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000057544 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000057544 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000057544 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
C000057544 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.46%
C000057544 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%
C000057544 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.86%
C000057544 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.31%
C000057545 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000057545 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000057545 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000057545 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000057545 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000057545 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000057545 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057545 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000057545 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000057545 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000057545 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.02%
C000057545 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.03%
C000057545 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000057545 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.02%
C000057545 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000057546 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
C000057546 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
C000057546 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000057546 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000057546 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000057546 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000057546 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000057546 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000057546 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000057546 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
C000057546 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.94%
C000057546 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.66%
C000057546 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
C000057546 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.17%
C000057546 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000057547 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000057547 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000057547 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000057547 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000057547 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000057547 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000057547 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000057547 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000057547 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.51%
C000057547 [Member] | Nomura VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000057547 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.74%
C000057547 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.15%
C000057547 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000057547 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.36%
C000057547 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.67%
C000091476 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000091476 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000091476 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000091476 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000091476 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.23%
C000091476 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000091476 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000091476 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000091476 [Member] | Government Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000091476 [Member] | Sovereign Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000129560 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000129560 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
C000129560 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000129560 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
C000129560 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000129560 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000129560 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000129560 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000129560 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129560 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000129560 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000129560 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.52%
C000129560 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000129560 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.38%
C000129560 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000129561 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.04%
C000129561 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.65%
C000129561 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000129561 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000129561 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000129561 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
C000129561 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129561 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000129561 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000129561 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000129561 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000129561 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.15%
C000129561 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.04%
C000129561 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.22%
C000129561 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000129562 [Member] | Nomura VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000129562 [Member] | Nomura VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.81%
C000129562 [Member] | Nomura VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000129562 [Member] | Nomura Transformational Technologies ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000129562 [Member] | Nomura Focused Large Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000129562 [Member] | Nomura VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.75%
C000129562 [Member] | Nomura VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000129562 [Member] | Nomura Focused International Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000129562 [Member] | Nomura VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000129562 [Member] | Nomura VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000129562 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.18%
C000129562 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.05%
C000129562 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000129562 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%
C000129562 [Member] | Affiliated ExchangeTraded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[16]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[17]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[18]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.